Note 13 - Other Expenses	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
13	Other expenses

	2024	2023	2022
Intermediated Money Transaction Tax*	1,387	1,266	1,378
Community and social responsibility cost	1,326	1,504	898
Impairment of property, plant and equipment (note 18)	1,711	877	8,209
Impairment of exploration and evaluation assets	–	–	467
Impairment Solar - VAT and duty receivables	–	720	–
Impairment Solar - replacement part (note 24)	385	–	–
Bilboes pre-acquisition cost	–	–	830
Retirement benefits @	2,099	–	–
Loss on sale of property, plant and equipment	32	–	–
	6,940	4,367	11,782

*	Intermediated Money Transfer Tax ("IMTT”) is tax chargeable in Zimbabwe on transfer of physical money, electronically or by any other means, and charged at 2% per transaction in Zimbabwe.

@

Caledonia awarded discretionary payments to selected employees at Blanket Mine and Bilboes over 60 years of age as retirement amounting to $2.1 million (excluding Share-based payment awards granted that remained unaffected). Group related retirements were classified as administrative expenses.